Pension and Other Postretirement Employee Benefits (OPEB) Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Components of net allocated pension costs:
Service cost	$6	$6	$18	$18
Interest cost	33	33	101	99
Expected return on assets	(30)	(29)	(92)	(87)
Amortization of net loss	10	16	30	48
Net pension costs	19	26	57	78
Components of net OPEB costs:
Service cost	2	2	6	6
Interest cost	12	11	36	33
Expected return on assets	(2)	(3)	(6)	(9)
Amortization of prior service cost	(5)	(5)	(15)	(15)
Amortization of net loss	9	8	26	24
Net OPEB costs	16	13	47	39
Total net pension and OPEB costs	35	39	104	117
Less amounts deferred principally as property or a regulatory asset	(25)	(28)	(75)	(84)
Net amounts recognized as expense	$10	$11	$29	$33

	Year Ended December 31,
	2015	2014	2013

Pension costs	$104	$58	$95
OPEB costs	53	48	37
Total benefit costs	157	106	132
Less amounts deferred principally as property or a regulatory asset	(113)	(69)	(95)
Net amounts recognized as expense	$44	$37	$37

Schedule Of Detailed Pension And OPEB Benefit Information

Detailed Information Regarding Pension and OPEB Benefits

The following pension and OPEB information is based on December 31, 2015, 2014 and 2013 measurement dates:

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate (a)	3.96%	4.74%	4.10%	4.23%	4.98%	4.10%
Expected return on plan assets	5.26%	6.47%	6.14%	6.65%	7.05%	6.70%
Rate of compensation increase	3.29%	3.94%	3.94%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$25	$23	$26	$7	$6	$6
Interest cost	131	132	122	43	44	36
Expected return on assets	(115)	(136)	(123)	(10)	(12)	(11)
Amortization of prior service cost (credit)	-	-	-	(20)	(20)	(20)
Amortization of net loss	63	39	69	33	30	26
Settlement charges	-	-	1	-	-	-
Net periodic pension and OPEB costs	$104	$58	$95	$53	$48	$37

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$37	$388	$(139)	$39	$128	$-
Amortization of net loss	(63)	(39)	(69)	(33)	(30)	(26)
Amortization of prior service (cost) credit	-	-	-	20	20	20
Settlement charges	-	-	(1)	-	-	-
Total recognized as regulatory assets or other comprehensive income	(26)	349	(209)	26	118	(6)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$78	$407	$(114)	$79	$166	$31

_______________

(a)As a result of the transfer of OPEB plan assets and liabilities from the EFH OPEB Plan to the Oncor OPEB Plan discussed above, the discount rate reflected in OPEB costs for January through June 2014 was 4.98% and for July through December 2014 was 4.39%.

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.30%	3.96%	4.74%	4.60%	4.23%	4.98%
Rate of compensation increase	3.29%	3.29%	3.94%	-	-	-

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,379	$2,857	$1,054	$924
Service cost	25	23	7	6
Interest cost	131	132	43	44
Participant contributions	-	-	15	15
Actuarial (gain) loss	(181)	515	25	128
Benefits paid	(153)	(148)	(56)	(63)
Projected benefit obligation at end of year	$3,201	$3,379	$1,088	$1,054
Accumulated benefit obligation at end of year	$3,100	$3,260	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,454	$2,271	$161	$179
Actual return (loss) on assets	(103)	263	(4)	12
Employer contributions	54	68	25	18
Participant contributions	-	-	15	15
Benefits paid	(153)	(148)	(56)	(63)
Fair value of assets at end of year	$2,252	$2,454	$141	$161

Funded Status:
Projected benefit obligation at end of year	$(3,201)	$(3,379)	$(1,088)	$(1,054)
Fair value of assets at end of year	2,252	2,454	141	161
Funded status at end of year	$(949)	$(925)	$(947)	$(893)

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2015	2014	2015	2014

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(4)	$-	$-
Other noncurrent liabilities	(945)	(921)	(947)	(893)
Net liability recognized	$(949)	$(925)	$(947)	$(893)
Regulatory assets:
Net loss	$583	$619	$320	$316
Prior service cost (credit)	-	-	(50)	(70)
Net regulatory asset recognized	$583	$619	$270	$246
Accumulated other comprehensive net loss	$136	$126	$4	$2

Schedule Of Assumed Health Care Cost Trend Rates

	Year Ended December 31,
	2015	2014

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	6.00%	8.00%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2022

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	5.80%	6.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2021
	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$152	$(125)
Effect on postretirement benefits cost	8	(7)

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2015	2014

Pension Plan with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,035	$3,379
Accumulated benefit obligations	2,944	3,260
Plan assets	2,085	2,454

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Nonrecoverable

US equities	17% - 21%	6% - 10%
International equities	14% - 18%	5% - 9%
Fixed income	48% - 60%	76% - 84%
Real estate	4% - 5%	-
Credit strategies	6% - 8%	4% - 6%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.45%	401(h) accounts	6.93%
US equity securities	6.64%	Life insurance VEBA	6.16%
Real estate	5.70%	Union VEBA	6.16%
Credit strategies	5.70%	Non-union VEBA	2.50%
Fixed income securities	4.80%	Weighted average	6.30%
Weighted average (a)	5.83%

_____________

(a)The 2016 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.97%.

Schedule Of Contributions

	Year Ended December 31,
	2015	2014	2013

Pension plans contributions	$54	$68	$9
OPEB plan contributions	25	18	11
Total contributions	$79	$86	$20

Schedule Of Estimated Future Benefit Payments

	2016	2017	2018	2019	2020	2021-25

Pension plans	$167	$171	$177	$182	$188	$1,006
OPEB plan	$49	$52	$54	$57	$60	$334

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2015				At December 31, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$133	$-	$133	$-	$120	$-	$120
Equity securities:
US	201	93	-	294	233	85	-	318
International	255	13	-	268	281	12	-	293
Fixed income securities:
Corporate bonds (a)	-	1,137	-	1,137	-	1,384	-	1,384
US Treasuries	-	189	-	189	-	143	-	143
Other (b)	-	145	-	145	-	157	-	157
Real estate	-	81	5	86	-	31	8	39
Total assets	$456	$1,791	$5	$2,252	$514	$1,932	$8	$2,454

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2015				At December 31, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$4	$2	$-	$6	$2	$3	$-	$5
Equity securities:
US	39	4	-	43	54	4	-	58
International	25	-	-	25	31	-	-	31
Fixed income securities:
Corporate bonds (a)	-	30	-	30	-	31	-	31
US Treasuries	-	1	-	1	-	1	-	1
Other (b)	35	1	-	36	34	1	-	35
Total assets	$103	$38	$-	$141	$121	$40	$-	$161

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.